Business Combinations - Assets and liabilities recognized (Details) - Allcyte £ in Thousands	Aug. 18, 2021 GBP (£)
Disclosure of detailed information about business combination [line items]
Pharmacoscopy technology IP (see note 14)	£ 36,078
Property, plant and equipment (see note 15)	373
Right-of-use assets (see note 17)	235
Cash and cash equivalents	1,829
Inventories	177
Trade receivables	176
Other receivables	123
Current tax assets	520
Trade payables	(481)
Loans	(300)
Other payables	(2,843)
Lease liabilities	(220)
Contract liabilities and other advances	(300)
Net deferred tax	(7,502)
Net identifiable assets acquired and liabilities assumed	27,865
plus Goodwill	5,887
Net identifiable assets acquired and liabilities assumed, and goodwill	£ 33,752